       As filed with the Securities and Exchange Commission January 22, 1999
                                                            File No. 33-89988



                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549


                           POST-EFFECTIVE AMENDMENT NO. 5
                                    TO FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                 SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                    FORM N-8B-2

A.        Exact name of trust: Separate Account VL II

B.        Name of depositor: Hartford Life and Annuity Insurance Company

C.        Complete address of depositor's principal executive offices:

          P. O. Box 2999
          Hartford, CT  06104-2999

D.        Name and complete address of agent for service:


          Thomas S. Clark, Esq.
          Hartford Life and Annuity Insurance Company
          P. O. Box 2999
          Hartford, CT  06104-2999

          It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
                on May 1, 1999 pursuant to paragraph (b) of Rule 485
          -----
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
          -----
            X   on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485
          -----
                this post-effective amendment designates a new effective date
          ----- for a previously filed post-effective amendment.


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.


F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.        Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------
      1.            Cover page

      2.            Cover page

      3.            Not applicable

      4.            Hartford; Distribution of the Policies

      5.            Summary - Separate Account VL II; Separate Account VL II -
                    General

      6.            Separate Account VL II - General

      7.            Not required by Form S-6

      8.            Not required by Form S-6

      9.            Legal Proceedings

     10. Summary; Separate Account VL II - Funds; Detailed Description of Policy Benefits and Provisions - Application for a Policy; Other Matters - Voting Rights, Dividends

     11.            Summary; Separate Account VL II - Funds

     12.            Summary; Separate Account VL II - Funds

     13. Deductions and Charges from the Account Value; Distribution of the Policies; Federal Tax Considerations

     14. Detailed Description of Policy Benefits and Provisions - Application for a Policy

     15. Detailed Description of Policy Benefits and Provisions - Allocation of Premium Payments

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     16. Separate Account VL II - Funds; Detailed Description of Policy Benefits and Provisions - Allocation of Premium Payments


     17. Summary; Detailed Description of Policy Benefits and Provisions - Surrender, The Right to Examine or Exchange a Policy





     18. Separate Account VL II - Funds; Deduction and Charges from the Account Value; Federal Tax Considerations

     19.            Other Matters - Statements to Policy Owners

     20.            Not applicable

     21.            Detailed Description of Policy Benefits and Provisions -
                    Policy Loans

     22.            Not applicable

     23.            Safekeeping of the Separate Account's Assets

     24.            Other Matters - Assignment

     25.            Hartford

     26.            Not applicable

     27.            Hartford

     28.            Hartford

     29.            Hartford

     30.            Not applicable

     31.            Not applicable

Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------


     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            Distribution of the Policies

     36.            Not required by Form S-6

     37.            Not applicable

     38.            Distribution of the Policies




     39.            Hartford; Distribution of the Policies

     40.            Not applicable

     41.            Hartford; Distribution of the Policies

     42.            Not applicable

     43.            Not applicable

     44. Detailed Description of Policy Benefits and Provisions - Allocation of Premium Payments

     45.            Not applicable

     46. Detailed Description of Policy Benefits and Provisions - Premiums - Amount Payable on Surrender of the Policy

     47.            Separate Account VL II - Funds

     48.            Cover page; Hartford

     49.            Not applicable

     50.            Separate Account VL II - General

     51. Summary; Hartford; Detailed Description of Policy Benefits and Provisions; Other Matters - Beneficiary

     52.            Separate Account VL II - Funds, Investment Advisers

     53.            Federal Tax Considerations

     54.            Not Applicable

                                     PART I

                              STAG LAST SURVIVOR
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-231-5453

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully.



Stag Variable Life Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:



X Last survivor, because we pay a death benefit after the death of the last surviving insured.



X Flexible premium, because you may add payments to your policy after the first payment.



X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying investment options you select and the Fixed Account.



At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet you investment style. The Sub-Accounts and the funds are listed below:



SUB-ACCOUNT                                                       PURCHASES SHARES OF:
----------------------------------------      ------------------------------------------------------------
Hartford Advisers Fund Sub-Account        --  Class IA of Hartford Advisers HLS Fund, Inc. ("Hartford
                                              Advisers HLS Fund")
Hartford Bond Fund Sub-Account            --  Class IA of Hartford Bond HLS Fund, Inc. ("Hartford Bond HLS
                                              Fund")
Hartford Capital Appreciation Fund        --  Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account                                 ("Hartford Capital Appreciation HLS Fund")
Hartford Dividend and Growth Fund         --  Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account                                 ("Hartford Dividend and Growth HLS Fund")
Hartford Growth and Income Fund           --  Class IA of Hartford Growth and Income HLS Fund, Inc.
  Sub-Account                                 ("Hartford Growth and Income HLS Fund")
Hartford Index Fund Sub-Account           --  Class IA of Hartford Index HLS Fund, Inc. ("Hartford Index
                                              HLS Fund")
Hartford International Advisers Fund      --  Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account                                 ("Hartford International Advisers HLS Fund")
Hartford International Opportunities      --  Class IA of Hartford International Opportunities HLS Fund,
  Fund Sub-Account                            Inc. ("Hartford International Opportunities HLS Fund")
Hartford MidCap Fund Sub-Account          --  Class IA of Hartford MidCap HLS Fund, Inc. ("Hartford MidCap
                                              HLS Fund")
Hartford Mortgage Securities Fund         --  Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Sub-Account                                 ("Hartford Mortgage Securities HLS Fund")
Hartford Money Market Fund                --  Class IA of Hartford Money Market HLS Fund, Inc. ("Hartford
  Sub-Account                                 Money Market HLS Fund")
Hartford Small Company Fund               --  Class IA of Hartford Small Company HLS Fund, Inc. ("Hartford
  Sub-Account                                 Small Company HLS Fund")
Hartford Stock Fund Sub-Account           --  Class IA of Hartford Stock HLS Fund, Inc. ("Hartford Stock
                                              HLS Fund")
Putnam VT Asia Pacific Growth Fund        --  Class IA of Putnam VT Asia Pacific Growth Fund of the Putnam
  Sub-Account                                 Variable Trust
Putnam VT Diversified Income Fund         --  Class IA of Putnam VT Diversified Income Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT Global Asset Allocation Fund    --  Class IA of Putnam VT Global Asset Allocation Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT Global Growth Fund              --  Class IA of Putnam VT Global Growth Fund of Putnam Variable
  Sub-Account                                 Trust

SUB-ACCOUNT                                                       PURCHASES SHARES OF:
----------------------------------------      ------------------------------------------------------------
Putnam VT Growth and Income Fund          --  Class IA of Putnam VT Growth and Income Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT Health Sciences Fund            --  Class IA of Putnam VT Health Sciences Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT High Yield Fund                 --  Class IA of Putnam VT High Yield Fund of Putnam Variable
  Sub-Account                                 Trust
Putnam VT International Growth Fund       --  Class IA of Putnam VT International Growth Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT International Growth and        --  Class IA of Putnam VT International Growth and Income Fund
  Income Fund Sub-Account                     of Putnam Variable Trust
Putnam VT International New               --  Class IA of Putnam VT International New Opportunities Fund
  Opportunities Fund Sub-Account              of Putnam Variable Trust
Putnam VT Investors Fund Sub-Account      --  Class IA of Putnam VT Investors Fund of Putnam Variable
                                              Trust
Putnam VT Money Market Fund               --  Class IA of Putnam VT Money Market Fund of Putnam Variable
  Sub-Account                                 Trust
Putnam VT New Opportunities Fund          --  Class IA of Putnam VT New Opportunities Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT New Value Fund                  --  Class IA of Putnam VT New Value Fund of Putnam Variable
  Sub-Account                                 Trust
Putnam VT OTC & Emerging Growth Fund      --  Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Sub-Account                                 Variable Trust
Putnam VT The George Putnam Fund of       --  Class IA of Putnam VT The George Putnam Fund of Boston of
  Boston Sub-Account                          Putnam Variable Trust
Putnam VT U.S. Government and High        --  Class IA of Putnam VT U.S. Government and High Quality Bond
  Quality Bond Fund Sub-Account               Fund of Putnam Variable Trust
Putnam VT Utilities Growth and Income     --  Class IA of Putnam VT Utilities Growth and Income Fund of
  Fund Sub-Account                            Putnam Variable Trust
Putnam VT Vista Fund Sub-Account          --  Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account        --  Class IA of Putnam VT Voyager Fund of Putnam Variable Trust
Fidelity VIP Equity-Income Portfolio      --  Fidelity VIP Equity-Income Portfolio of Variable Insurance
  Sub-Account                                 Products Fund
Fidelity VIP Overseas Portfolio           --  Fidelity VIP Overseas Portfolio of Variable Insurance
  Sub-Account                                 Products Fund
Fidelity VIP II Asset Manager Portfolio   --  Fidelity VIP II Asset Manager Portfolio of Variable
  Sub-Account                                 Insurance Products Fund II



You may also allocate some or all of your premium payments to the Fixed Account, which pays an interest rate. Payments put in the Fixed Account are not segregated from our assets like the assets of the Separate Account.



If you decide to buy this life insurance policy, you should keep this prospectus for your records. Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).



This life insurance policy IS NOT:



-  a bank deposit or obligation



-  federally insured



-  endorsed by any bank or governmental agency



-  available for sale in all states

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    5
 SUMMARY...............................................................    7
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................   10
   General.............................................................   10
   Premiums............................................................   10
     Premium Payment Flexibility.......................................   10
     Allocation of Premium Payments....................................   10
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   11
     Account Values....................................................   11
     Amount Payable on Surrender of the Policy.........................   11
     Load Refund.......................................................   11
     Partial Withdrawals...............................................   11
   Transfers of Account Value..........................................   11
     Amount and Frequency of Transfers.................................   11
     Transfers to or from Sub-Accounts.................................   12
     Transfers from the Fixed Account..................................   12
     Dollar Cost Averaging Option Program..............................   12
   Policy Loans........................................................   12
     Loan Interest.....................................................   12
     Credited Interest.................................................   13
     Preferred Loan....................................................   13
     Loan Repayments...................................................   13
     Termination Due to Excessive Indebtedness.........................   13
     Effect of Loans on Account Value..................................   13
   Death Benefit.......................................................   13
     Death Benefit Options.............................................   13
     Option Change.....................................................   13
     Death Benefit Guarantee...........................................   13
     Minimum Death Benefit.............................................   14
     Supplemental Face Amount..........................................   14
     Unscheduled Increases and Decreases in Face Amount................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
     Policy Lapse and Grace Period.....................................   14
     Death Benefit Guarantee Default and Grace Period..................   15
     Reinstatement.....................................................   15
   The Right to Examine or Exchange a Policy...........................   15
   Surrender...........................................................   15
   Valuation of Payments and Transfers.................................   16
   Application for a Policy............................................   16
   Reduced Charges for Eligible Groups.................................   16
   Deductions from the Premium.........................................   16
     Premium Processing Charge.........................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
   Deductions and Charges From the Account Value.......................   17
     Monthly Deduction Amounts.........................................   17
     Charges Against the Funds.........................................   18
 HARTFORD..............................................................   18
 SEPARATE ACCOUNT VL II................................................   19
   General.............................................................   19

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   Funds...............................................................   19
     Hartford Funds....................................................   19
     Putnam Funds......................................................   20
     Fidelity VIP Funds................................................   21
   Investment Advisers.................................................   22
     Hartford Funds....................................................   22
     Putnam Funds......................................................   22
     Fidelity VIP Funds................................................   22
 THE FIXED ACCOUNT.....................................................   23
 OTHER MATTERS.........................................................   23
   Voting Rights.......................................................   23
   Statements to Policy Owners.........................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age..............................................   24
   Payment Options.....................................................   24
   Beneficiary.........................................................   24
   Assignment..........................................................   25
   Dividends...........................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Last Survivor Exchange Option Rider.................................   25
   Estate Protection Rider.............................................   25
   Maturity Date Extension Rider.......................................   25
   Yearly Renewable Term Life Insurance Rider..........................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   26
 DISTRIBUTION OF THE POLICIES..........................................   30
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   30
 FEDERAL TAX CONSIDERATIONS............................................   31
   General.............................................................   31
   Taxation of Hartford and the Separate Account.......................   31
   Income Taxation of Policy Benefits - Generally......................   31
   Diversification Requirements........................................   32
   Ownership of the Assets in the Separate Account.....................   32
   Tax Deferral During Accumulation Period.............................   32
   Modified Endowment Contracts........................................   33
   Estate and Generation Skipping Taxes................................   33
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   34
   Federal Income Tax Withholding......................................   34
   Non-Individual Ownership of Policies................................   34
   Other...............................................................   34
   Life Insurance Purchases by Non-resident Aliens and Foreign
    Corporations.......................................................   34
 LEGAL PROCEEDINGS.....................................................   34
 LEGAL MATTERS.........................................................   34
 YEAR 2000.............................................................   34
 EXPERTS...............................................................   35
 REGISTRATION STATEMENT................................................   35
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFITS AND ACCOUNT VALUES......   36
 FINANCIAL STATEMENTS..................................................


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

    As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a Policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of Your initial Face Amount represents Basic Face Amount and 40% represents Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of Your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.

BASIC FACE AMOUNT: On the Policy Date, the Basic Face Amount equals the Basic Face Amount shown on Your Policy's specifications page as of the Date of Issue. Thereafter, the Basic Face Amount may change in accordance with the terms of the Policy.

CASH SURRENDER VALUE: The Account Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.

COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed Policy Years plus the completed portion of the current Policy Year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

DATE OF ISSUE: The date from which the Policy's suicide and incontestability provisions are measured.

DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter it may change in accordance with the terms of the Policy.


DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. For a description of the three Death Benefit Options provided, see "Detailed Description of Policy Benefits and Provisions -- Death Benefit."


DEATH PROCEEDS: The amount which We will pay on the death of the last surviving Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

FACE AMOUNT: The Basic Face Amount plus the Supplemental Face Amount.

FIXED ACCOUNT: The portion of Account Value invested in the General Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.

GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts, including the Separate Account.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the guaranteed fees and charges specified in a Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads.

HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life and Annuity Insurance Company.

IN WRITING: In a written form satisfactory to Us.

INDEBTEDNESS: The outstanding loan on a Policy, including any interest due or accrued.

INSUREDS: The two persons on whose lives a Policy is issued.

ISSUE AGE: As of the Policy Date, the age of each Insured on his/her last birthday.

LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and the Sub-Accounts as a result of Policy loans. Amounts are held as collateral and are credited with interest. Amounts held in the Loan Account are not subject to the investment experience of the Separate Account.

MATURITY DATE: The date on which a Policy matures.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date, except that

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Hartford's National Service Center located in Minneapolis, Minnesota.

NET PREMIUM: The amount of each premium actually allocated to the Account Value, after a deduction as a percentage of premium is made for the premium processing charge, premium tax, and federal tax charges and front-sales load attributable to a Policy.

PLANNED PREMIUMS: The amount of premiums that You intend to pay, as indicated on the application and shown on a Policy's specifications page.

POLICY: A last survivor flexible premium variable life insurance contract issued by Hartford and described in this Prospectus.

POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under a Policy during the lifetime of the two Insureds. A Policy Owner may or may not be one of the Insureds.

POLICY YEAR: An annual period computed from the Policy Date.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and in each Sub-Account.

SEC: The U.S. Securities and Exchange Commission.

SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL II"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: A subdivision of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the Policy Date, the Supplemental Face Amount is shown on a Policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the Policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The Policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: Every day that the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VIP: Variable Insurance Products Fund of Fidelity Management & Research Company.

VIP II: Variable Insurance Products Fund II of Fidelity Management & Research Company.


YOU: the Policy Owner.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                    SUMMARY


HOW DO I PURCHASE THE LIFE INSURANCE POLICY?



    You apply for life insurance by completing an application. You may be required to undergo a medical examination. If you are accepted, you choose the timing and amount of premium to be paid. For a limited time, at least 10 days after you receive your life insurance policy, you may cancel it. A longer period is provided in certain cases.



WHAT OPTIONS DO I HAVE UNDER THE POLICY?



    You select options tailored to your specific life insurance needs. The Policy options fall into three major categories:



- Death Benefit Options -- You are able to select various levels and patterns of Death Benefits. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit."



- Investment Options -- You have the choice of allocating the Account Value among a maximum of nine of the Policy's 37 investment choices (36 Sub-Accounts and the Fixed Account). See "Funds."



- Premium Options -- You have the flexibility to choose, within limits, the amount of the initial premium and the amount and frequency of subsequent premiums. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Premium Payment Flexibility."



WHAT ARE THE DEATH BENEFIT OPTIONS?



    There are three Death Benefit Options:



- a level Death Benefit equal to the Face Amount ("Option A");



- a variable Death Benefit equal to the Face Amount plus the Account Value ("Option B"); or



- an increasing Death Benefit equal to the Face Amount plus the sum of premiums paid ("Option C").



    At the death of the last surviving Insured, we will pay the Death Proceeds to the beneficiary you select. The Death Proceeds equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. Scheduled and unscheduled increases in Face Amount may be requested. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit."



DOES THE POLICY HAVE CASH VALUES?



    Yes. The value of your policy will fluctuate with the performance of the underlying investments, as well as the interest credited to the Fixed Account and the Loan Account, and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and you bear the risk of investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Account Values."



WHAT CHARGES ARE DEDUCTED FROM PREMIUM PAYMENTS?



    Before any premium is allocated to the Account Value, we deduct a percentage of premium for:



-  a premium processing charge;



-  a premium tax and federal tax charge; and



-  a front-end sales load.



    The amount of each premium (after such deductions) allocated to the Account Value is your Net Premium.



    PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and processing costs.



    PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge to cover premium-based taxes assessed against Hartford by a state or other governmental entity. The charge will vary by locale, depending on the tax rates in effect at the time a Policy is issued. The range for such premium taxes generally is between 0% and 4%.



    We also deduct a charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Internal Revenue Code.



    FRONT-END SALES LOAD -- The front-end sales load is a charge deducted from each premium to cover expenses related to the sale and distribution of the Policy. There are three types of front-end sales loads.



1. The current and maximum front-end sales load for premiums paid Attributable to the Basic Face Amount up to the Target Premium is:



-  50% in the first Policy Year;



-  15% in Policy Years 2 through 5;



-  10% in Policy Years 6 through 10; and



-  2% in Policy Years 11 through 20.


    After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


2. The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is:



-  9% in Policy Year 1;



-  4% in Policy Years 2 through 10; and



-  2% in Policy Years 11 through 20.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


3. The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is:



-  4% in Policy Years 1 through 10; and



-  2% in Policy Years 11 through 20.


    After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


WHAT CHARGES ARE DEDUCTED FROM ACCOUNT VALUE?



Each month we will subtract a Monthly Deduction Amount from your Account Value. The Monthly Deduction Amount is subtracted pro rata your Account Value allocated to the Fixed Account and the Sub-Accounts on each Monthly Activity Date.


    The Monthly Deduction Amount equals the sum of:


(a) the Cost of Insurance;



(b) the charges for additional benefits provided by rider, if any;


(c) the charges for "special" insurance class rating, if any;



(d) the monthly administrative fee and issue charge;



(e) the mortality and expense risk charge, and



(f) any Face Amount increase fee.



WHAT FEES DO I PAY FOR THE UNDERLYING FUNDS?



    The following table shows the annual fees paid for the underlying Funds:



                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)



                                                                                              TOTAL FUND
                                                          MANAGEMENT    OTHER EXPENSES    OPERATING EXPENSES
                                                         FEES (BEFORE   (BEFORE EXPENSE    (BEFORE WAIVERS/
                                                         FEE WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS) (1)
                                                         ------------   ---------------   -------------------
Hartford Advisers Fund.................................     0.634%          0.014%              0.648%
Hartford Bond Fund.....................................     0.505%          0.017%              0.522%
Hartford Capital Appreciation Fund.....................     0.641%          0.015%              0.656%
Hartford Dividend and Growth Fund......................     0.662%          0.011%              0.673%
Hartford Growth and Income Fund (2)....................     0.750%          0.150%              0.900%
Hartford Index Fund....................................     0.400%          0.015%              0.415%
Hartford International Advisers Fund...................     0.775%          0.094%              0.869%
Hartford International Opportunities Fund..............     0.699%          0.081%              0.780%
Hartford MidCap Fund...................................     0.775%          0.071%              0.846%
Hartford Money Market Fund.............................     0.450%          0.017%              0.467%
Hartford Mortgage Securities Fund......................     0.450%          0.030%              0.480%
Hartford Small Company Fund............................     0.772%          0.017%              0.789%
Hartford Stock Fund....................................     0.458%          0.013%              0.471%
Putnam VT Asia Pacific Growth Fund.....................     0.800%          0.270%              1.070%
Putnam VT Diversified Income Fund......................     0.690%          0.110%              0.800%
Putnam VT Global Asset Allocation Fund.................     0.660%          0.110%              0.770%
Putnam VT Global Growth Fund...........................     0.600%          0.150%              0.750%
Putnam VT Growth and Income Fund.......................     0.470%          0.040%              0.510%
Putnam VT Health Sciences Fund (3).....................     0.700%          0.340%              1.040%
Putnam VT High Yield Fund..............................     0.660%          0.060%              0.720%
Putnam VT International Growth Fund (3)................     0.800%          0.470%              1.270%
Putnam VT International Growth and Income Fund.........     0.800%          0.320%              1.120%
Putnam VT International New Opportunities Fund (3).....     1.200%          0.680%              1.880%
Putnam VT Investors Fund (3)...........................     0.650%          0.330%              0.980%
Putnam VT Money Market Fund............................     0.450%          0.090%              0.540%
Putnam VT New Opportunities Fund.......................     0.580%          0.050%              0.630%
Putnam VT New Value Fund...............................     0.700%          0.150%              0.850%
Putnam VT OTC & Emerging Growth Fund (3)...............     0.700%          0.340%              1.040%
Putnam VT The George Putnam Fund of Boston (3).........     0.650%          0.360%              1.010%
Putnam VT US Government and High Quality Bond Fund.....     0.610%          0.080%              0.690%
Putnam VT Utilities Growth and Income Fund.............     0.670%          0.070%              0.740%
Putnam VT Vista Fund...................................     0.650%          0.220%              0.870%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                              TOTAL FUND
                                                          MANAGEMENT    OTHER EXPENSES    OPERATING EXPENSES
                                                         FEES (BEFORE   (BEFORE EXPENSE    (BEFORE WAIVERS/
                                                         FEE WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS) (1)
                                                         ------------   ---------------   -------------------
Putnam VT Voyager Fund.................................     0.540%          0.050%              0.590%
Fidelity VIP Equity-Income Portfolio (4)...............     0.500%          0.080%              0.580%
Fidelity VIP Overseas Portfolio (4)....................     0.750%          0.170%              0.920%
Fidelity VIP II Asset Manager Portfolio (4)............     0.550%          0.100%              0.650%


---------


(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.



(2) Hartford Growth and Income Fund is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the Hartford Growth and Income Fund until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. After this waiver, the "Management Fee" would be 0.200%, the "Other Expenses" would be 0.150% and "Total Fund Operating Expenses" would be 0.350%.



(3) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:



                                                                           TOTAL FUND
                                          MANAGEMENT                        OPERATING
                                             FEES      OTHER EXPENSES       EXPENSES
                                          ----------   ---------------   ---------------
Putnam VT Health Sciences Fund*.........    0.560%         0.340%            0.900%
Putnam VT International Growth Fund.....    0.730%         0.470%            1.200%
Putnam VT International New
 Opportunities Fund.....................    0.920%         0.680%            1.600%
Putnam VT Investors Fund*...............    0.520%         0.330%            0.850%
Putnam VT OTC & Emerging Growth Fund*...    0.560%         0.340%            0.900%
Putnam VT The George Putnam Fund of
 Boston*................................    0.490%         0.360%            0.850%



    *Estimated "Management Fees, "Other Expenses" and "Total Fund Operating Expenses."



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the "Total Operating Expenses" presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and 0.640% for Fidelity VIP II Asset Manager Portfolio.



MAY I TAKE A LOAN ON THE POLICY?



    Yes, you may obtain a cash loan from Hartford. The Policy secures the loan. Indebtedness may not exceed 90% of the Account Value at the time the loan is requested. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans."



MAY I SURRENDER THE POLICY?



    At any time prior to the Maturity Date, you may surrender your Policy, provided your Policy has a Cash Surrender Value. See "Detailed Description of Policy Benefits and Provisions -- Surrender."



    You may have to pay tax on the money you take out and, if you take money out before you are age 59 1/2 you may have to pay a tax penalty.



IS IT POSSIBLE FOR THE POLICY TO TERMINATE?



    Your Policy could terminate if the value of the Policy becomes too low to support the Policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period in order for you to pay additional amounts to prevent the Policy from terminating. The Policy will not lapse if the Death Benefit guarantee is in effect. See "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement."



WHAT ABOUT TAXES?



    Under current tax law, your Beneficiaries will receive the Death Proceeds free of federal income tax. However, you may be subject to income tax if you receive any loans, surrenders or other amounts from the Policy, and you may be subject to a 10% penalty tax.



    There are circumstances (usually if you want to prefund future benefits in seven years or less) when a Policy may become a Modified Endowment Contract under federal tax law. In such case, loans and other pre-death distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before you attain age 59 1/2. You should consult a qualified tax adviser before taking steps that may affect whether a Policy becomes a Modified Endowment Contract.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


See "Federal Tax Considerations -- Modified Endowment Contracts" for a discussion of the "seven-pay test."


                            DETAILED DESCRIPTION OF
                                POLICY BENEFITS
                                 AND PROVISIONS

                                    GENERAL


    This Prospectus describes a last survivor flexible premium variable life insurance Policy that offers You considerable flexibility in selecting the timing and amount of premium payments.


                                    PREMIUMS

    PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts You pay premiums.

    Prior to Policy issue, You can choose a Planned Premium, within a range determined by Hartford, based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You premium notices for Planned Premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from Your checking account. The Planned Premiums and payment mode You select are shown on Your Policy's specifications page. You may change the Planned Premiums, subject to Our minimum amount rules then in effect.


    A Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect. For more details, see "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement."


    ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium will be allocated to the Hartford Money Market Fund Sub-Account on the later of the Policy Date or the date We receive the premium.


    The value in the Hartford Money Market Fund Sub-Account will then be allocated to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the Policy application on the latest of (a) 45 days after the Policy application is signed; (b) ten days after We mail or personally deliver a Notice of Withdrawal Right to You; or (c) the date We receive the final requirement to put the Policy in force.


    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Sub-Account.

    You may change Your premium allocation upon request In Writing. Portions of the premium allocated to the Fixed Account and the Sub-Accounts must be whole percentages of 10% or more of the total premium. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to Your most recent instructions. Currently, the Account Value may be allocated to a maximum of nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine in the future.) If We receive a premium payment and Your most recent premium allocation instructions would violate the foregoing allocation limitation, We will allocate the Net Premium to the Fixed Account and the Sub-Accounts on a Pro Rata Basis.

    A Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by a Policy Owner is shown in his or her Policy. Each transaction confirmation received after a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such Policy.

    ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to such Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market Fund Sub-Account) and the amount credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of the Net Premium to be invested in the Fixed Account or the Sub-Account. Each portion of a Net Premium to be invested in a Sub-Account is then divided by the value of the Accumulation Units in that particular Sub-Account next computed following receipt of the premium payment. The resulting figure is the number of Accumulation Units to be credited to each Sub-Account.

    ACCUMULATION UNIT VALUES -- The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or premium payment is received by Hartford at the National Service Center, provided such date is a Valuation Day. Otherwise such determination will be made on the next succeeding date which is a Valuation Day.

    PREMIUM LIMITATION -- If premiums are received which would cause a Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We reserve the right to refund the excess premium payments and any interest thereon within 60 days after the end of a Policy Year.

    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

    ACCOUNT VALUES -- As with traditional life insurance, each Policy will have an Account Value. There is no minimum guaranteed Account Value.

    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts.

    A Policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current value of Accumulation Units in that Sub-Account and then totaling the result for all the Sub-Accounts. A Policy's Account Value equals the Account Value in all of the Sub-Accounts plus the value of the Fixed Account and the Loan Account. The Policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Account Value less any Indebtedness. See "-- Accumulation Unit Values," above.

    AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- A Policy Owner may elect to fully surrender his or her Policy without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable) as long as such Policy is in effect. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the later of (a) the date on which Hartford receives the Policy Owner's request for surrender In Writing (b) the date requested by the Policy Owner. The Policy will terminate on the later of (x) the date of receipt by Hartford of the request In Writing or (y) the date the Policy Owner requests the surrender to be effective.

    LOAD REFUND -- If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to date, divided by:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; plus

2.  9% of each payment made in excess of two Guideline Annual Premiums.

    PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to Our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose in the future a partial withdrawal charge of up to $50.

                           TRANSFERS OF ACCOUNT VALUE

    AMOUNT AND FREQUENCY OF TRANSFERS -- Upon request and as long as Your Policy is in effect, You may transfer amounts among the Fixed Account and the Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requiring callers to provide certain identifying information for themselves (if they are not Policy Owners) and the Policy Owner. All transfer instructions communicated to Us by telephone are tape recorded.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently, the Policy Owner may make one transfer per calendar month free of charge, excluding any transfers made pursuant to Your enrollment in the dollar cost averaging option program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.

    We reserve the right to limit at a future date the size of transfers and remaining balances and the number and frequency of transfers.

    TRANSFERS TO OR FROM SUB-ACCOUNTS -- In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account to which the transfer is being made. The increase will equal:

1.  the amount transferred, divided by

2. the value of Accumulation Units in the Sub-Account to which the transfer is being made, determined as of the next Valuation Day after We receive Your transfer request In Writing.

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is being made will be reduced.

    The reduction will be determined by dividing:

1.  the amount transferred, by
2. the value of the Accumulation Units in the Sub-Account from which the transfer is being made, determined as of the next Valuation Day after We receive Your transfer request In Writing.

    TRANSFERS FROM THE FIXED ACCOUNT -- In addition to the conditions set forth above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and

(b) if Your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any Policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

    DOLLAR COST AVERAGING OPTION PROGRAM -- You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option program. If You choose the DCA option program, Your Net Premiums will be deposited into the Hartford Money Market Fund Sub-Account. Each month, amounts will be withdrawn monthly from that Sub-Account and allocated to the other investment options, in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of the first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Fund Sub-Account is less than the amount You have elected to transfer, Your DCA program will terminate.

    You may cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.

    The main objective of the DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows Policy Owners to take advantage of market fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, the DCA program allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA program should have the financial ability to continue making investments through periods of low price levels.

                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford as long as his or her Policy is in effect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable)..................................
                The loan is secured by the Policy. Total
Indebtedness at the time the new loan is requested (including the accrued interest on prior loans plus the amount of the requested loan) may not exceed 90% of the Account Value.

    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

    LOAN INTEREST -- Interest will accrue daily on Indebtedness at the Policy Loan Rate, which is the interest rate as shown in the Policy. On each Monthly Activity Date, the difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and the Sub-Accounts to the Loan Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

    CREDITED INTEREST -- A Loan Account, other than a Loan Account established pursuant to a Preferred Loan as described in "-- Preferred Loan," below, will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at the rate of 2% (in most states). Thereafter, the Loan Account will be credited with interest at the rate of 3% (in most states).

    PREFERRED LOAN -- If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.

    LOAN REPAYMENTS -- You can repay any part of or the entire Indebtedness at any time while Your Policy is in force and either of the Insureds is alive. The amount of Policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premiums are allocated.

    TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Account Value, Your Policy will terminate 61 days after We have mailed notice to Your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, Your Policy will terminate without value.

    EFFECT OF LOANS ON ACCOUNT VALUE -- A Policy loan, whether or not repaid, will have a permanent effect on Your Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a Policy loan is outstanding, the greater the effect on Your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no Policy loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no Policy loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT

    Each Policy provides for the payment of the Death Proceeds to the named beneficiary upon the death of the last surviving Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The Death Benefit depends on the Death Benefit Option You select, the minimum Death Benefit provision, and whether or not the Death Benefit guarantee is in effect.

    DEATH BENEFIT OPTIONS -- There are three Death Benefit Options: (1) the Level Death Benefit Option ("Option A"), (2) the Return of Account Value Death Benefit Option ("Option B"), and (3) the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefit under each option is as follows:

1.  Under Option A, the Face Amount.

2.  Under Option B, the Face Amount plus the Account Value.

3.  Under Option C, the Face Amount plus the sum of the premiums paid.

    OPTION CHANGE -- You may change Your Death Benefit Option to Option A or Option B without evidence of insurability. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing Your Death Benefit Option does not result in any fees or charges against your Policy. However, you should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in Your Death Benefit Option.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

    DEATH BENEFIT GUARANTEE -- The Death Benefit guarantee is a Policy feature that is attached to every Policy at issue, unless the Supplemental Face Amount exceeds the Basic Face Amount. If the premiums paid during Policy Year 1 are less than the Annual Death Benefit Guarantee Premium, the Death Benefit guarantee will be removed from the Policy.

    After Policy Year 1, the Death Benefit guarantee will be in effect as long as the cumulative premiums paid into the Policy, less any withdrawals from the Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit guarantee period will expire at the end of: (1) Policy Year 10 or
(2) the life expectancy of the last surviving Insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period was chosen under Your Policy.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    If the Death Benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving Insured will be guaranteed, regardless of a Policy's investment performance. The Death Benefit guarantee is in effect if:

(a) the Death Benefit guarantee period has not expired;

(b) the Supplemental Face Amount has never exceeded, and is not scheduled to exceed, the Basic Face Amount; and

(c) on each Monthly Activity Date, the cumulative premiums paid into a Policy, less withdrawals from such Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium.

    MINIMUM DEATH BENEFIT -- Notwithstanding the above, Your Policy has a minimum Death Benefit equal to the Account Value multiplied by a percentage specified in such Policy. Such percentage varies according to the Policy Year and each Insured's Issue Age, sex (where unisex rates are not used) and insurance class, but may be increased by You in Your Policy application.

EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the Death Proceeds payable to the beneficiary.

    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a payment option (see "Other Matters -- Payment Options").


    SUPPLEMENTAL FACE AMOUNT -- If You selected Supplemental Face Amount coverage on Your Policy application, the amount of such coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases and/or decreases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect Your scheduled increases in Face Amount.

    UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

    The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

    Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

    An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive the request In Writing. The remaining Face Amount must not be less than that specified by Our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

    We reserve the right to limit the number of increases and/or decreases made under a Policy to no more than one in any 12 month period.

                              BENEFITS AT MATURITY

    If either Insured under Your Policy is living on the Maturity Date, upon surrender of Your Policy to Hartford, Hartford will pay to You the Cash Surrender Value. On the Maturity Date, Your Policy will terminate and Hartford will have no further obligations under such Policy.

                            LAPSE AND REINSTATEMENT

    POLICY LAPSE AND GRACE PERIOD -- A Policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the defaulting Policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such Policy will terminate without value if the required premium is not paid by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

the end of the grace period. If the Death Benefit guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the Death Benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving Insured dies during the grace period, We will pay the Death Proceeds.

    DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

    If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to You and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.

    At the end of the grace period under a ten-year guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium. You will receive a written notification of the change.

    At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit guarantee will be removed from Your Policy if We have not received the amount of the required premium, subject to the following exception: If Your Policy is in the first ten Policy Years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium for the ten-year period, We will change the Death Benefit guarantee period to ten years. In this case, We will send You notification of:

(a) the ten-year period, measured from the Policy Date; and

(b) the Annual Death Benefit Guarantee Premium for that ten-year period.

    REINSTATEMENT -- Unless the Policy has been surrendered, the Policy may be reinstated prior to the Maturity Date, provided:

(a) the Insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make Your request In Writing within five years from the date the Policy lapsed;

(c) You submit satisfactory evidence of insurability;

(d) any Policy Indebtedness is repaid or carried over to the reinstated Policy; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep Your Policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) the Account Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement.

    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.

                   THE RIGHT TO EXAMINE OR EXCHANGE A POLICY

    A prospective purchaser has a limited right to return a Policy for cancellation. If a Policy is returned, by mail or personal delivery to Hartford or to the agent who sold such Policy, to be canceled (a) within ten calendar days after receipt of the Policy by the Policy Owner, (b) within ten days of Hartford's mailing a Notice of Right to Withdraw, or (c) within 45 days of signing of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the Prospective purchaser, within seven days thereafter, the greater of (x) the premium paid, less any Indebtedness, or (y) the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.

    Once a Policy is in effect, it may be exchanged during the first 24 months after its issuance for a non-variable last survivor life insurance policy offered by Us or an affiliate on the life of the Insureds. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the Policy for which the policy was exchanged. An exchange of a Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

                                   SURRENDER

    You may surrender Your Policy to Us at any time prior to the Maturity Date, provided Your Policy has a Cash Surrender Value. You may surrender the Policy to Us. Upon such surrender, We will pay You the Cash Surrender Value. Our liability under the Policy will cease as of the date of Your request for surrender.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.
    We will pay Death Proceeds, Cash Surrender Values, Partial Withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process any such payment, unless (a) the New York Stock Exchange is closed, (b) trading is restricted by the SEC, or (c) the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not allocable to the Sub-Accounts for up to six months from the date on which We receive the request In Writing.

                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to Hartford. (Hartford may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply.) Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject a Policy application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.


    A Policy will go into effect on the Policy Date only after Hartford has received all outstanding delivery requirements and the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.

                      REDUCED CHARGES FOR ELIGIBLE GROUPS

    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan, in accordance with Our rules in effect as of the date the Policy application is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to the size of the plan, the expected number of participants and the anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in Separate Account VL II.

                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, the premium tax and federal tax charges and the front-end sales load. The amount of each premium allocated to the Account Value after all such deductions are made is Your Net Premium.

    PREMIUM PROCESSING CHARGE -- A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

    PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a percentage of each premium payment as a premium tax charge to cover premium-based taxes assessed against Us by a state or other governmental entity. This percentage will vary by locale, depending on the tax rates in effect at the time the Policy is Issued. The range of such charge generally is between 0% and 4%.

    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to Our increased federal income tax burden resulting from the receipt of premiums.

    FRONT-END SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount. See "Special Terms," page - , for a definition of "Target Premium."

    Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of Policies under circumstances, which may result in savings of such sales and distribution expenses.

                    EXAMPLE OF FRONT-END SALES LOADS/IMPACT
                               OF REFUND OF LOAD

    An example of the actual front-end sales loads and the impact of the load refund, if any (see "-- Premiums -- Load Refund"), for a Policy is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration at the end of this Prospectus.

Death Benefit Option:       Level
Face Amount:                $1,000,000 Basic Face Amount
Issue Ages/Sex/Class:       65/Male/Preferred
                            65/Female/Preferred
Guideline Annual Premium:   $36,042
Annual Planned Premium:     $27,000

                 IMPACT OF FRONT-END SALES LOAD/REFUND OF LOADS

            CUMULATIVE   CUMULATIVE     CUMULATIVE      AMOUNT OF
  POLICY      PREMIUM     FRONT-END   NON-REFUNDABLE   REFUND UPON
   YEAR        PAID      SALES LOADS    SALES LOADS     SURRENDER
----------  -----------  -----------  ---------------  ------------
     1      $27,000.00   $12,771.00      $ 8,098.96     $4,672.04
     2       54,000.00    16,602.30       12,548.31      4,053.99

                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    MONTHLY DEDUCTION AMOUNTS -- On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct the Monthly Deduction Amount from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    The Monthly Deduction Amount equals the sum of:

(a) the charge for the Cost of Insurance;

(b) the charges for additional benefits provided by rider, if any;

(c) the charges for "special" insurance class rating, if any;

(d) the monthly administrative fee and issue charge;

(e) the mortality and expense risk charge; and

(f) any Face Amount increase fee.

    (A) Cost of Insurance Charge

    The charge for the Cost of Insurance is equal to:

    (i) Cost of Insurance rate per $1,000, multiplied by

    (ii) amount at risk, divided by

   (iii) $1,000.

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the Cost of Insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insureds' risk classes. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue ages, sexes and risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insureds' health.

      Because a Policy's Account Value and Death Benefit may vary from month to month, the Cost of Insurance may also vary on each Monthly Activity Date.

      On each Monthly Activity Date during the last 25 Policy Years before the Maturity Date, Hartford will apply a discount to the Cost of Insurance rate, provided You qualify for such discount. The discount equals 10%, multiplied by the ratio of the Basic Face Amount at the Policy's issue date to the Face Amount at the Policy's issue date, as shown on the Policy's specifications page. To qualify for the discount, the Policy must have been in force at least 15 Policy Years and the ratio of the then-current Account Value to the then-current Death Benefit must equal at least the qualifying ratio described below. The qualifying ratio is 0% with 25 Policy Years remaining until the Maturity Date and increases by three percentage points each Policy Year thereafter. For example, with ten Policy Years remaining until the Maturity Date the qualifying ratio is 45%, and with one Policy Year remaining the qualifying ratio is 72%. This discount may not be available in all states.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    (B) Rider Charge

      If a Policy includes riders, a charge applicable to the riders is made from the Account Value on each Monthly Activity Date.

      The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing supplemental benefits and is specified on the applicable rider.

      For a description of the available riders, see "Supplemental Benefits," page - .

    (C) Special Class Charge

      A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.

    (D) Monthly Administrative Fee and Issue Charge

      We will assess a current monthly administrative fee to compensate Hartford for administrative costs in connection with the Policies. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at the Policy issue date, paid in Policy Years 1 through 10. On a blended rate basis, the charge for all Policy Years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1000 of Basic Face Amount at the Policy issue date, and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at the Policy issue date. This guaranteed charge is a blended rate based on the ratio of the initial Basic Face Amount and the initial Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended guaranteed charge would be $11.00 per month (.80, multiplied by $10.00, plus .20 multiplied by $15.00) and $.034 per thousand of Face Amount (.80, multiplied by $.03, plus .20 multiplied by $.05).

    Additionally, in the first five Policy Years, We assess a monthly issue charge to compensate Hartford for the up-front costs to underwrite and issue a Policy. The issue charge is the sum of $20.00 per month for the first five Policy Years plus $.05 per $1000 of Face Amount at the date the Policy is issued or unscheduled Supplemental Face Amount increase per month for the first five years from the date of Policy issue or the date of increase.

    The sum of the premium processing charges, the monthly administrative fee and the issue charge will not exceed the cost Hartford incurs in providing administrative services under the Policies.

    (E) Mortality and Expense Risk Charge

      A charge currently is made for mortality and expense risks assumed by Hartford. This charge is allocated to the General Account. Hartford may profit from this charge (see "-- Premiums -- Account Values").

      The current mortality and expense risk charge for any Monthly Activity Date is equal to:

    (i) the current mortality and expense risk rate; multiplied by

    (ii) the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

      The current guaranteed mortality and expense risk rate for the first ten Policy Years is 0.80%. Thereafter, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to Hartford assessing the Monthly Deduction Amount. On the remaining Account Value, the current mortality and expense risk rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.

      The mortality risk assumed by Hartford is that the actual Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in a Policy. Hartford may profit from the mortality and expense risk charge and may use any such profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the front-end sales load.

                           CHARGES AGAINST THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

                                    HARTFORD

    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------


business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and we subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                              EFFECTIVE
                               DATE OF
RATING AGENCY                  RATING       RATING         BASIS OF RATING
---------------------------  -----------  -----------  -----------------------
A.M. Best and Company,           9/9/97           A+   Financial soundness and
Inc........................                            operating performance.
Standard & Poor's..........     1/23/98           AA   Insurer financial
                                                       strength
Duff & Phelps..............     1/23/98          AA+   Claims paying ability


                             SEPARATE ACCOUNT VL II

                                    GENERAL

    Separate Account VL II, a separate account of Hartford, was established on September 30, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.
                                     FUNDS


    The assets of each Sub-Account are invested exclusively in shares of one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of the Funds in connection with such allocation. We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing. All investment options may not be available in all states.


HARTFORD FUNDS


 HARTFORD ADVISERS HLS FUND



    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management Company, LLP ("Wellington").



 HARTFORD BOND HLS FUND



    Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by The Hartford Investment Management Company, Inc. ("HIMCO").



 HARTFORD CAPITAL APPRECIATION HLS FUND



    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



 HARTFORD DIVIDEND AND GROWTH HLS FUND



    Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



 HARTFORD GROWTH AND INCOME HLS FUND



    Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



 HARTFORD INDEX HLS FUND



    Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.


* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


 HARTFORD INTERNATIONAL ADVISERS HLS FUND



    Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND



    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



 HARTFORD MIDCAP HLS FUND



    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



 HARTFORD MONEY MARKET HLS FUND



    Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



 HARTFORD MORTGAGE SECURITIES HLS FUND



    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



 HARTFORD SMALL COMPANY HLS FUND



    Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



 HARTFORD STOCK HLS FUND



    Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


PUTNAM FUNDS

 PUTNAM VT ASIA PACIFIC GROWTH FUND

    Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

 PUTNAM VT DIVERSIFIED INCOME FUND

    Seeks high current income consistent with capital preservation by investing in the following three sections of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high-yield securities described in the Fund prospectus.

 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities and international fixed income securities.

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HEALTH SCIENCES FUND

    Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.

 PUTNAM VT HIGH YIELD FUND

    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high-yield securities described in the Fund prospectus.

 PUTNAM VT INTERNATIONAL GROWTH FUND

    Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

    Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside of the United States.

 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

    Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

 PUTNAM VT INVESTORS FUND

    Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

 PUTNAM VT MONEY MARKET FUND


    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT NEW VALUE FUND

    Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

 PUTNAM VT OTC & EMERGING GROWTH FUND

    Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

 PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

    Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VISTA FUND

    Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO

    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

 FIDELITY VIP OVERSEAS PORTFOLIO

    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

 FIDELITY VIP II ASSET MANAGER PORTFOLIO

    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Each Hartford Fund, except for the Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Policy. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each organized as a Massachusetts business trust with multiple portfolios. The Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Overseas Portfolio are portfolios of VIP. The Fidelity VIP II Asset Manager Portfolio is a portfolio of VIP II.


    Each Fund continuously issues an unlimited number of full and fractional shares of beneficial interest in such Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Board of Directors for the Hartford Funds, the Board of Trustees for the Putnam Funds and the Board of Trustees for Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such policy owners and such contract owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and realized gains and/or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains and/or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in a Fund in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and the Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the SEC, to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. For further information, see the prospectuses for the Funds accompanying this Prospectus.

                              INVESTMENT ADVISERS


    HARTFORD FUNDS -- Hartford Funds are sponsored and administered by Hartford Life and Annuity Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.


    PUTNAM FUNDS -- Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

    FIDELITY VIP FUNDS -- The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts 02109. FMR, one of America's largest investment management organizations, is composed

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

of a number of different companies which provide a variety of financial services and products. FMR, founded in 1946, is the original Fidelity company. It provides investment research and portfolio management services to a number of mutual funds and other clients. Various Fidelity companies perform certain activities required to operate VIP and VIP II.

                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICIES RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SEC. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.

    The Fixed Account minimum credited rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated under the Policies to the Fixed Account. Hartford may credit interest at a rate in excess of the Fixed Account minimum credited rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account minimum credited rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.


    The Fixed Account may not be available in all states.


                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of a Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are allocable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation of the law should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of a Policy Owner (or the assignee of a Policy) in the Funds will be determined as follows: A Policy Owner may cast one vote for each full or fractional Accumulation Unit owned under a Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by a Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Rights -- Policy Loans," page - ) will not be considered in determining the voting interests of that Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may disregard voting instructions when required by state insurance regulatory authorities if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy of or the investment advisers to the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Policy loans since the last report;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of Your Policy; and

(e) any other information required by the Insurance Department of the state where Your Policy was delivered.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of a Policy after it has been in effect during the lifetime of the Insureds for two years from the Issue Date. If a Policy is reinstated, the two year period is measured from the date of reinstatement. Any increase in the Supplemental Face Amount for which evidence of insurability was obtained is contestable during the lifetime of the Insureds for two years from its effective date. In addition, if either Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.

                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in Your Policy.

                                PAYMENT OPTIONS

    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000, unless Hartford consents to a lesser amount subject to the then-current rules of Hartford. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of a Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments.

    The following payment options are available under the Policies:

    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period


    An amount payable monthly for the number of years selected, which may be from one to 30 years.


    FOURTH OPTION -- Life Income

    LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The tables in the Policies provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.

    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. However, Hartford may, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as Hartford and the Policy Owner may agree on.

                                  BENEFICIARY

    A prospective purchaser in a Policy application names the beneficiary under the Policy. You may change the beneficiary (unless irrevocably named) during the lifetime of the Insureds by request In Writing to Hartford. If no beneficiary is living when the last surviving Insured dies, the Death

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

Proceeds will be paid to the Policy Owner if living or, otherwise, to the Policy Owner's estate.

                                   ASSIGNMENT

    A Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice In Writing of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits are among the options that may be included in a Policy by rider, subject to the restrictions and limitations set forth therein.

                      LAST SURVIVOR EXCHANGE OPTION RIDER

    We will exchange Your Policy for two individual policies on the life of each Insured, subject to the conditions stated in the Policy rider.

                            ESTATE PROTECTION RIDER

    We will pay a term insurance benefit upon receipt of due proof of the last surviving Insured's death while Your Policy and the rider are in force, subject to the conditions stated in the rider.

                         MATURITY DATE EXTENSION RIDER

    Subject to certain Death Benefit and premium restrictions, We will extend the Maturity Date to the date of the death of the second Insured to die, regardless of the age of either Insured. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page - .

                   YEARLY RENEWABLE TERM LIFE INSURANCE RIDER

    While the Policy and the rider thereto are in force, We will pay the term life insurance amount upon receipt of due proof of death of the designated Insured, subject to the conditions stated in the rider.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                        EXECUTIVE OFFICERS AND DIRECTORS

                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Bossen, Wendell J., 64            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.

Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997*                          President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1997-Present);
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior
                                                                           Vice President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995), IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.

Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present); Vice
                                                                           President (1989-1997), Hartford Life Insurance Company.

de Raismes, Ann M., 47            Senior Vice President, 1997 Director   Vice President (1994-1997), Hartford; Senior Vice
                                  of Human Resources,                      President (1997-Present); Vice President (1994-1997);
                                  1994                                     Assistant Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1997-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.

Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.

Fitch, Timothy M., 45             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.

Garrett, Richard J., 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.

Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.

Ginnetti, John P., 52             Executive Vice President and           Senior Vice President - Individual Life and Annuity
                                  Director, Asset Management               Division (1988-1994), Hartford; Director (1988-Present);
                                  Services, 1994                           Director (1988-Present); Executive Vice President &
                                  Director, 1988                           Director, Asset Management Services (1994-Present);
                                                                           Senior Vice President - Individual Life and Annuity
                                                                           Division (1988-1994), Hartford Life and Accident
                                                                           Insurance Company; Executive Vice President, Asset
                                                                           Management, Hartford Life, Inc. (1997-Present).

William A. Godfrey, III, 41       Senior Vice President, 1997            Senior Vice President (1997-Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and
                                                                           Accident Insurance Company; Vice President Information
                                                                           Technology (1997-Present), Hartford Life, Inc.

Godkin, Lynda, 44                 Senior Vice President, 1997 General    Assistant General Counsel and Secretary (1994-1995),
                                  Counsel, 1996 Corporate Secretary,       Hartford; Director (1997-Present); Senior Vice President
                                  1996 Director, 1997*                     (1997-Present); General Counsel (1996-Present);
                                                                           Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); General Counsel
                                                                           (1996-Present); Corporate Secretary (1995-Present);
                                                                           Director (1997-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company; Vice President and General Counsel
                                                                           (1997-Present), Hartford Life, Inc.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice
                                  Vice President, 1994                     President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1987-1994), Hartford Life Insurance
                                                                           Company.

Graham, Christopher, 47           Vice President, 1997

Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.

Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.

Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.

Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional
                                                                           Vice President (1991-1994), Hartford Life Insurance
                                                                           Company.

Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.

Malchodi, William B. Jr., 50      Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company; Vice President (1994-Present); Director of
                                                                           Taxes (1991-1998), Hartford Life Insurance Company.

Marra, Thomas M., 39              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life and            Annuities (1991-1993), Hartford; Director
                                  Annuity Division, 1993                   (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1997), Hartford
                                                                           Life and Accident Insurance Company; Director
                                                                           (1994-Present); Executive Vice President (1995-Present);
                                                                           Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1995), Hartford
                                                                           Life Insurance Company; Executive Vice President,
                                                                           Individual Life and Annuities (1997-Present), Hartford
                                                                           Life, Inc.

Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
O'Halloran, Michael C., 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate
                                                                           Law (1994-Present), The Hartford Financial Services
                                                                           Group.

Raymond, Craig R., 37             Senior Vice President, 1997 Chief      Vice President (1993-1997); Assistant Vice President
                                  Actuary, 1994                            (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Chief Actuary
                                                                           (1994-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1992-1993); Actuary (1989-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.

Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.

Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief
                                  Director, 1985*                          Executive Officer (1997-Present); Chief Operating
                                                                           Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.

Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.

Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                      POSITION WITH HARTFORD LIFE,           OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997 Director,  Vice President (1994-1997); Assistant Vice President
                                  1994*                                    (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.

Znamierowski, David M., 38        Senior Vice President, 1997 Director,  Director (1998-Present); Senior Vice President
                                  1998                                     (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.

---------

 * Denotes year of election to Board of Directors of Hartford.

** Affiliated company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, CT 06089, or certain other registered broker-dealers. Any sales representative or employee selling the Policies is qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer selling the Policies is registered with the SEC under the Securities Exchange Act of 1934 and all such broker-dealers are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies.

    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 45% of the premiums paid up to a Target Premium and 5% of any excess. In Policy Years 2 through 10, such sales commissions will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to the Policy's second Policy Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by Policy Owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the Policy Owners to purchase, hold or surrender variable insurance products.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                 INCOME TAXATION OF POLICY BENEFITS - GENERALLY

    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Last Survivor Exchange Option Rider permits, under limited circumstances, a Policy to be split into two individual policies on the life of each of the Insureds. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a Policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a Policy split.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the Policy is extended by rider, Hartford believes the Policy will continue to be treated as a life insurance contract for

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, Hartford may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either Hartford or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses certain incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, a Policy Owner of this Policy has the choice of more investment options to which to allocate premium payments and Separate Account values, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth in the regulations or rulings that the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the contract as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in a Policy Owner's contract value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the contract prior to the Insured's death. If there is a total withdrawal from the contract, then the surrender value will be includable in the Policy Owner's income to the extent

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the contract, less the aggregate amount received under the contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the contract constitute income to the Policy Owner depends, in part, upon whether the contract is considered a modified endowment contract for federal income tax purposes.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the Policy is classified as a MEC, then withdrawals from the Policy will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includable in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the policy will be treated as a withdrawal from the contract for tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Policy Owner's investment in the contract is increased by the amount includable in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a Policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a Policy Owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                 LEGAL MATTERS

    Legal matters in connection with the issue and sale of the last survivor flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.


                                   YEAR 2000



    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.



    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------


virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.



    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.



    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.



    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations


                                    EXPERTS

    The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly "ITT Hartford Life and Annuity Insurance Company") which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    The hypothetical Policy illustrations have been approved by Kenneth A. McCullum, FSA, MAAA, Director of Individual Life Product Development of Hartford, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.

                             REGISTRATION STATEMENT

    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in such registration statement, the amendments and exhibits thereto, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   APPENDIX A
               ILLUSTRATIONS OF DEATH BENEFIT AND ACCOUNT VALUES

    The tables in Appendix A illustrate the way in which a Policy operates. The illustrations show how the Death Benefit and Account Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Basic Face Amount and a premium of $15,500.00 paid in all years;
(b) a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $7,500.00 paid in all years; (c) a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Basic Face Amount and a premium of $27,000.00 paid in all years; and (d) a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500.00 paid in all years.

    The Death Benefit and Account Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The illustrations reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits and Account Values would change if current Cost of Insurance charges change.

    The amounts shown for the Death Benefit and Account Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the Death Benefit and Account Values as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in the illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.


    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes").


    The "Premiums Accumulated at 5% Interest Per Year" column of each illustration shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275            6,640     1,000,000         6,355    1,000,000
      2            33,364           19,876     1,000,000        19,276    1,000,000
      3            51,307           34,386     1,000,000        33,438    1,000,000
      4            70,147           50,280     1,000,000        48,948    1,000,000
      5            89,930           67,680     1,000,000        65,923    1,000,000
      6           110,701           88,459     1,000,000        86,232    1,000,000
      7           132,511          111,199     1,000,000       108,453    1,000,000
      8           155,412          136,078     1,000,000       132,757    1,000,000
      9           179,457          163,290     1,000,000       159,332    1,000,000
     10           204,705          193,046     1,00,0000       188,382    1,000,000
     11           231,215          229,559     1,000,000       221,973    1,000,000
     12           259,051          270,036     1,000,000       258,855    1,000,000
     13           288,279          314,910     1,000,000       299,348    1,000,000
     14           318,968          364,656     1,000,000       343,816    1,000,000
     15           351,191          419,812     1,000,000       392,680    1,000,000
     16           385,026          480,980     1,000,000       446,431    1,000,000
     17           420,552          548,784     1,035,877       505,661    1,000,000
     18           457,855          623,886     1,140,111       570,998    1,043,461
     19           497,022          707,036     1,251,892       642,465    1,137,562
     20           538,148          799,101     1,372,056       720,352    1,236,845
     25           724,270        1,424,338     2,126,664     1,221,573    1,823,918
     30         1,014,302        2,435,429     3,251,826     1,951,085    2,605,123

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,740.00 IN POLICY YEAR ONE AND $23,557.74 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275           6,255***   1,000,000        5,978     1,000,000
      2            33,364          18,372***   1,000,000       17,806     1,000,000
      3            51,307          30,928      1,000,000       30,060     1,000,000
      4            70,147          43,921      1,000,000       42,738     1,000,000
      5            89,930          57,346      1,000,000       55,832     1,000,000
      6           110,701          72,865      1,000,000       71,006     1,000,000
      7           132,511          88,870      1,000,000       86,650     1,000,000
      8           155,412         105,353      1,000,000      102,754     1,000,000
      9           179,457         122,298      1,000,000      119,302     1,000,000
     10           204,705         139,682      1,000,000      136,269     1,000,000
     11           231,215         161,092      1,000,000      155,138     1,000,000
     12           259,051         183,507      1,000,000      174,499     1,000,000
     13           288,279         206,971      1,00,0000      194,304     1,000,000
     14           318,968         231,513      1,000,000      214,486     1,000,000
     15           351,191         257,177      1,000,000      234,972     1,000,000
     16           385,026         284,001      1,000,000      255,679     1,000,000
     17           420,552         311,968      1,000,000      276,521     1,000,000
     18           457,855         341,156      1,000,000      297,403     1,000,000
     19           497,022         371,651      1,000,000      318,228     1,000,000
     20           538,148         403,540      1,000,000      338,875     1,000,000
     25           724,270         583,303      1,000,000      433,159     1,000,000
     30         1,014,302         804,440      1,074,102      486,347     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,355.00 IN POLICY YEAR 1 AND $22,053.74 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            16,275           5,870***   1,000,000        5,602     1,000,000
      2            33,364          16,915***   1,000,000       16,383     1,000,000
      3            51,307          27,697      1,000,000       26,905     1,000,000
      4            70,147          38,198      1,000,000       37,149     1,000,000
      5            89,930          48,396      1,000,000       47,095     1,000,000
      6           110,701          59,867      1,000,000       58,315     1,000,000
      7           132,511          70,960      1,000,000       69,163     1,000,000
      8           155,412          81,648      1,000,000       79,607     1,000,000
      9           179,457          91,897      1,000,000       89,615     1,000,000
     10           204,705         101,661      1,000,000       99,141     1,000,000
     11           231,215         114,217      1,000,000      109,403     1,000,000
     12           259,051         126,576      1,000,000      119,089     1,000,000
     13           288,279         138,728      1,000,000      128,113     1,000,000
     14           318,968         150,646      1,000,000      136,367     1,000,000
     15           351,191         162,318      1,000,000      143,735     1,000,000
     16           385,026         173,717      1,000,000      150,081     1,000,000
     17           420,552         184,749      1,000,000      155,258     1,000,000
     18           457,855         195,427      1,000,000      159,102     1,000,000
     19           497,022         205,760      1,000,000      161,426     1,000,000
     20           538,148         215,757      1,000,000      162,006     1,000,000
     25           724,270         254,025      1,000,000      126,058     1,000,000
     30         1,014,302         261,033      1,000,000           --     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $8,970.00 IN POLICY YEAR 1 AND $20,596.74 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,573***   1,000,000        3,209     1,000,000
      2            16,144           9,606***   1,000,000        8,839     1,000,000
      3            24,826          16,159      1,000,000       14,948     1,000,000
      4            33,942          23,263      1,000,000       21,561     1,000,000
      5            43,514          30,948      1,000,000       28,703     1,000,000
      6            53,565          40,441      1,000,000       37,596     1,000,000
      7            64,118          50,696      1,000,000       47,187     1,000,000
      8            75,199          61,757      1,000,000       57,513     1,000,000
      9            86,834          73,665      1,000,000       68,608     1,000,000
     10            99,051          86,455      1,000,000       80,495     1,000,000
     11           111,878         102,890      1,000,000       93,739     1,000,000
     12           125,347         121,037      1,000,000      107,884     1,000,000
     13           139,490         141,092      1,000,000      122,975     1,000,000
     14           154,339         163,237      1,000,000      139,008     1,000,000
     15           169,931         187,692      1,000,000      155,974     1,000,000
     16           186,303         214,688      1,000,000      173,851     1,000,000
     17           203,493         244,419      1,000,000      192,620     1,000,000
     18           221,543         277,214      1,000,000      212,251     1,000,000
     19           240,495         313,440      1,000,000      232,717     1,000,000
     20           260,394         353,506      1,000,000      253,970     1,000,000
     25           350,453         623,999      1,000,000      368,547     1,000,000
     30           490,791       1,068,158      1,426,222      482,460     1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $4,210.50 IN POLICY YEAR 1 AND $9,606.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,353***   1,000,000        3,000     1,000,000
      2            16,144           8,828***   1,000,000        8,105     1,000,000
      3            24,826          14,443      1,000,000       13,334     1,000,000
      4            33,942          20,181      1,000,000       18,669     1,000,000
      5            43,514          26,019      1,000,000       24,084     1,000,000
      6            53,565          33,084      1,000,000       30,709     1,000,000
      7            64,118          40,242      1,000,000       37,405     1,000,000
      8            75,199          47,458      1,000,000       44,137     1,000,000
      9            86,834          54,690      1,000,000       50,862     1,000,000
     10            99,051          61,881      1,000,000       57,520     1,000,000
     11           111,878          71,654      1,000,000       64,553     1,000,000
     12           125,347          81,778      1,000,000       71,387     1,000,000
     13           139,490          92,254      1,000,000       77,907     1,000,000
     14           154,339         103,074      1,000,000       83,972     1,000,000
     15           169,931         114,290      1,000,000       89,420     1,000,000
     16           186,303         125,893      1,000,000       94,061     1,000,000
     17           203,493         137,796      1,000,000       97,682     1,000,000
     18           221,543         150,025      1,000,000      100,045     1,000,000
     19           240,495         162,605      1,000,000      100,864     1,000,000
     20           260,394         175,563      1,000,000       99,788     1,000,000
     25           350,453         238,152      1,000,000       46,648     1,000,000
     30           490,791         283,875      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,990.50 IN POLICY YEAR 1 AND $8,828.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1             7,875           3,133***   1,000,000        2,791     1,000,000
      2            16,144           8,078***   1,000,000        7,398     1,000,000
      3            24,826          12,848      1,000,000       11,835     1,000,000
      4            33,942          17,422      1,000,000       16,082     1,000,000
      5            43,514          21,776      1,000,000       20,113     1,000,000
      6            53,565          26,993      1,000,000       25,011     1,000,000
      7            64,118          31,913      1,000,000       29,616     1,000,000
      8            75,199          36,502      1,000,000       33,894     1,000,000
      9            86,834          40,719      1,000,000       37,803     1,000,000
     10            99,051          44,509      1,000,000       41,288     1,000,000
     11           111,878          50,444      1,000,000       44,770     1,000,000
     12           125,347          56,205      1,000,000       47,681     1,000,000
     13           139,490          61,778      1,000,000       49,921     1,000,000
     14           154,339          67,136      1,000,000       51,365     1,000,000
     15           169,931          72,260      1,000,000       51,873     1,000,000
     16           186,303          77,119      1,000,000       51,281     1,000,000
     17           203,493          81,608      1,000,000       49,414     1,000,000
     18           221,543          85,734      1,000,000       46,065     1,000,000
     19           240,495          89,507      1,000,000       41,005     1,000,000
     20           260,394          92,931      1,000,000       33,954     1,000,000
     25           350,453          95,700      1,000,000           --            --
     30           490,791          55,227      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,770.50 IN POLICY YEAR 1 AND $8,078.00 IN POLICY YEAR
      2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          12,929***   1,000,000        12,643    1,000,000
      2            58,118          36,326***   1,000,000        35,725    1,000,000
      3            89,373          61,279      1,000,000        60,329    1,000,000
      4           122,192          87,821      1,000,000        86,483    1,000,000
      5           156,652         115,976      1,000,000       114,207    1,000,000
      6           192,834         148,056      1,000,000       145,804    1,000,000
      7           230,826         181,978      1,000,000       179,186    1,000,000
      8           270,717         225,670      1,000,000       214,301    1,000,000
      9           312,603         273,714      1,000,000       251,078    1,000,000
     10           356,583         326,531      1,000,000       289,476    1,000,000
     11           402,762         388,547      1,000,000       332,772    1,000,000
     12           451,251         457,159      1,000,000       378,477    1,000,000
     13           502,163         533,085      1,000,000       427,000    1,000,000
     14           555,621         617,128      1,000,000       478,929    1,000,000
     15           611,752         710,397      1,000,000       535,056    1,000,000
     16           670,690         813,544      1,094,278       596,446    1,000,000
     17           732,574         926,834      1,220,014       664,590    1,000,000
     18           797,553       1,051,293      1,356,091       741,634    1,000,000
     19           865,781       1,188,074      1,503,895       829,591    1,050,118
     20           937,420       1,338,460      1,664,945       924,255    1,149,704
     25         1,261,632       2,336,059      2,710,973     1,504,229    1,745,643
     30         1,766,849       3,916,137      4,291,618     2,332,386    2,556,016

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $17,601.04 IN POLICY YEAR 1 AND $40,379.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          12,197***   1,000,000       11,920     1,000,000
      2            58,118          33,549***   1,000,000       32,983     1,000,000
      3            89,373          54,992      1,000,000       54,123     1,000,000
      4           122,192          76,395      1,000,000       75,206     1,000,000
      5           156,652          97,597      1,000,000       96,074     1,000,000
      6           192,834         120,602      1,000,000      118,723     1,000,000
      7           230,826         143,053      1,000,000      140,797     1,000,000
      8           270,717         172,784      1,000,000      161,952     1,000,000
      9           312,603         203,617      1,000,000      181,771     1,000,000
     10           356,583         235,548      1,000,000      199,788     1,000,000
     11           402,762         271,759      1,000,000      218,186     1,000,000
     12           451,251         309,412      1,000,000      234,026     1,000,000
     13           502,163         348,475      1,000,000      246,774     1,000,000
     14           555,621         388,842      1,000,000      255,798     1,000,000
     15           611,752         430,594      1,000,000      260,268     1,000,000
     16           670,690         473,134      1,000,000      259,047     1,000,000
     17           732,574         516,297      1,000,000      250,589     1,000,000
     18           797,553         560,462      1,000,000      232,792     1,000,000
     19           865,781         606,045      1,000,000      202,903     1,000,000
     20           937,420         653,511      1,000,000      157,330     1,000,000
     25         1,261,632         930,954      1,080,363           --            --
     30         1,766,849       1,273,986      1,396,136           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,869.04 IN POLICY YEAR 1 AND $37,602.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            28,350          11,466***   1,000,000       11,198     1,000,000
      2            58,118          30,861***   1,000,000       30,329     1,000,000
      3            89,373          49,126      1,000,000       48,333     1,000,000
      4           122,192          66,137      1,000,000       65,084     1,000,000
      5           156,652          81,744      1,000,000       80,434     1,000,000
      6           192,834          97,856      1,000,000       96,289     1,000,000
      7           230,826         112,101      1,000,000      110,276     1,000,000
      8           270,717         132,396      1,000,000      122,059     1,000,000
      9           312,603         152,149      1,000,000      131,221     1,000,000
     10           356,583         171,303      1,000,000      137,295     1,000,000
     11           402,762         192,429      1,000,000      142,036     1,000,000
     12           451,251         212,893      1,000,000      142,668     1,000,000
     13           502,163         232,548      1,000,000      138,587     1,000,000
     14           555,621         251,140      1,000,000      129,061     1,000,000
     15           611,752         268,599      1,000,000      113,113     1,000,000
     16           670,690         283,955      1,000,000       89,401     1,000,000
     17           732,574         296,658      1,000,000       56,140     1,000,000
     18           797,553         306,796      1,000,000       10,933     1,000,000
     19           865,781         314,429      1,000,000           --            --
     20           937,420         319,587      1,000,000           --            --
     25         1,261,632         262,720      1,000,000           --            --
     30         1,766,849              --             --           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,138.04 IN POLICY YEAR 1 AND $34,914.99 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          12,091***   1,000,000       11,727     1,000,000
      2            46,279          30,919***   1,000,000       30,151     1,000,000
      3            71,168          50,812      1,000,000       49,598     1,000,000
      4            97,301          71,737      1,000,000       70,028     1,000,000
      5           124,741          93,643      1,000,000       91,383     1,000,000
      6           153,553         118,222      1,000,000      115,345     1,000,000
      7           183,806         143,737      1,000,000      140,170     1,000,000
      8           215,571         178,412      1,000,000      165,644     1,000,000
      9           248,925         216,474      1,000,000      191,489     1,000,000
     10           283,946         258,229      1,000,000      217,393     1,000,000
     11           320,718         306,799      1,000,000      245,176     1,000,000
     12           359,329         360,386      1,000,000      272,793     1,000,000
     13           399,871         419,485      1,000,000      300,025     1,000,000
     14           442,439         484,607      1,000,000      326,642     1,000,000
     15           487,136         556,543      1,000,000      352,340     1,000,000
     16           534,068         635,594      1,000,000      376,689     1,000,000
     17           583,346         722,891      1,000,000      399,100     1,000,000
     18           635,089         819,948      1,057,673      418,793     1,000,000
     19           689,418         926,790      1,173,156      434,828     1,000,000
     20           746,464       1,044,229      1,298,943      446,094     1,000,000
     25         1,004,633       1,822,499      2,114,992      357,400     1,000,000
     30         1,406,935       3,053,019      3,345,743           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,918.50 IN POLICY YEAR 1 AND $30,919.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          11,405***   1,000,000       11,051     1,000,000
      2            46,279          28,481***   1,000,000       27,757     1,000,000
      3            71,168          45,444      1,000,000       44,333     1,000,000
      4            97,301          62,141      1,000,000       60,623     1,000,000
      5           124,741          78,388      1,000,000       76,441     1,000,000
      6           153,553          95,659      1,000,000       93,259     1,000,000
      7           183,806         112,024      1,000,000      109,141     1,000,000
      8           215,571         135,613      1,000,000      123,685     1,000,000
      9           248,925         160,011      1,000,000      136,391     1,000,000
     10           283,946         185,193      1,000,000      146,686     1,000,000
     11           320,718         213,309      1,000,000      155,665     1,000,000
     12           359,329         242,397      1,000,000      161,056     1,000,000
     13           399,871         272,371      1,000,000      162,087     1,000,000
     14           442,439         303,046      1,000,000      157,820     1,000,000
     15           487,136         334,429      1,000,000      147,022     1,000,000
     16           534,068         365,527      1,000,000      128,010     1,000,000
     17           583,346         396,044      1,000,000       98,492     1,000,000
     18           635,089         426,189      1,000,000       55,384     1,000,000
     19           689,418         456,183      1,000,000           --            --
     20           746,464         486,258      1,000,000           --            --
     25         1,004,633         628,972      1,000,000           --            --
     30         1,406,935         781,318      1,000,000           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,232.50 IN POLICY YEAR 1 AND $28,481.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                            $21,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                PREMIUMS           CURRENT CHARGES*          GUARANTEED CHARGES**
  END OF      ACCUMULATED      -------------------------   ------------------------
  POLICY     AT 5% INTEREST      ACCOUNT        DEATH        ACCOUNT       DEATH
   YEAR         PER YEAR          VALUE        BENEFIT        VALUE       BENEFIT
  -------   ----------------   -----------   -----------   -----------   ----------
      1            22,575          10,719***   1,000,000       10,377     1,000,000
      2            46,279          26,126***   1,000,000       25,446     1,000,000
      3            71,168          40,451      1,000,000       39,437     1,000,000
      4            97,301          53,558      1,000,000       52,213     1,000,000
      5           124,741          65,286      1,000,000       63,612     1,000,000
      6           153,553          77,062      1,000,000       75,059     1,000,000
      7           183,806          86,959      1,000,000       84,627     1,000,000
      8           215,571         103,147      1,000,000       91,949     1,000,000
      9           248,925         118,841      1,000,000       96,569     1,000,000
     10           283,946         133,976      1,000,000       97,966     1,000,000
     11           320,718         150,242      1,000,000       97,002     1,000,000
     12           359,329         165,851      1,000,000       91,627     1,000,000
     13           399,871         180,638      1,000,000       81,146     1,000,000
     14           442,439         194,317      1,000,000       64,731     1,000,000
     15           487,136         206,797      1,000,000       41,283     1,000,000
     16           534,068         216,795      1,000,000        9,279     1,000,000
     17           583,346         223,785      1,000,000           --            --
     18           635,089         226,911      1,000,000           --            --
     19           689,418         226,650      1,000,000           --            --
     20           746,464         223,137      1,000,000           --            --
     25         1,004,633         113,345      1,000,000           --            --
     30         1,406,935              --             --           --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $12,546.50 IN POLICY YEAR 1 AND $26,126.00 IN POLICY
      YEAR 2 FOR THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                [FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT]

                                  PART II

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 71 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.

     (A2)  Not Applicable.

     (A3a) Principal Underwriting Agreement.(1)

     (A3b) Forms of Selling Agreements.(1)

     (A4)  Not Applicable.

     (A5)  Form of Flexible Premium Variable Life Insurance Policy.(1)

     (A6a) Certificate of Incorporation of Hartford.(2)

     (A6b) Bylaws of Hartford.(1)

     (A7)  Not Applicable.

     (A8)  Not Applicable.

-------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-89988, dated May 1, 1996.

     (2) Incorporated by reference to Post-Effective Amendment No. 4, to the Registration Statement File No. 33-89988, dated August 3, 1998.

     (A9)  Not Applicable.

     (A10) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (A11) Memorandum describing transfer and redemption procedures.(1)


(2) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not applicable.

(5) Opinion and Consent of Kenneth A. McCullum, FSA, MAAA to be filed by Amendment.


(6) Consent of Arthur Andersen LLP, Independent Public Accountants to be filed by Amendment.

(7)  Copy of Power of Attorney.

(8)  Not applicable.

                      REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account VL II meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support the any representation in as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.



Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the

Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.



Additionally, the directors and officers of Hartford and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc.
and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 22nd day of January, 1999.


                                   HARTFORD LIFE AND ANNUITY INSURANCE
                                   COMPANY - SEPARATE ACCOUNT VL II
                                   (Registrant)

                                   By:  /s/ Gregory A. Boyko
                                      ----------------------------------
                                      Gregory A. Boyko, Senior Vice
                                      President

                                   HARTFORD LIFE AND ANNUITY INSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Gregory A. Boyko
                                      ----------------------------------
                                      Gregory A. Boyko, Senior Vice
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President,
  Director *
Lynda Godkin, Senior Vice President
  General Counsel and Corporate Secretary,        *By:  /s/ Marianne O'Doherty
  Director *                                          -----------------------
Thomas M. Marra, Executive Vice                       Marianne O'Doherty
  President, Director *                               Attorney-in-Fact
Lowndes A. Smith, President,
  Chief Executive Officer,  Director *                Dated:  January 22, 1999
David M. Znamierowski, Senior Vice President,
  Director *

                                   EXHIBIT INDEX


(2)       Opinion and Consent of Lynda Godkin, General Counsel.

(7)       Copy of Power of Attorney.